UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07529
Investment Company Act File Number

Asian Small Companies Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Asian Small Companies Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 36.1%

Building Products — 0.9%
Ying Li International Real Estate, Ltd.(1)	2,700,000	$1,199,783

		$1,199,783

Construction & Engineering — 3.4%
China State Construction International Holdings, Ltd.	11,301,600	$4,851,718

		$4,851,718

Electronic Equipment, Instruments & Components — 8.4%
China High Precision Automation Group, Ltd.(1)	2,323,000	$1,348,830
Hollysys Automation Technologies, Ltd.(1)	154,100	1,949,365
Ju Teng International Holdings, Ltd.	5,640,000	4,487,215
Wasion Group Holdings, Ltd.	4,750,000	4,049,425

		$11,834,835

Food Products — 3.4%
Ausnutria Dairy Corp, Ltd.(1)	2,853,000	$2,304,473
Uni-President China Holdings, Ltd.	3,707,000	2,529,622

		$4,834,095

Machinery — 9.4%
China Automation Group, Ltd.	15,656,000	$10,536,337
Greens Holdings, Ltd.(1)	8,288,000	1,743,142
Sany Heavy Equipment International Holdings Co., Ltd.(1)	955,000	919,259

		$13,198,738

Metals & Mining — 3.8%
Midas Holdings, Ltd.	8,523,000	$5,306,122

		$5,306,122

Pharmaceuticals — 1.1%
China Animal Healthcare, Ltd.	11,701,000	$1,612,802

		$1,612,802

Real Estate Investment Trusts (REITs) — 2.2%
CapitaRetail China Trust	3,578,000	$3,029,741

		$3,029,741

Real Estate Management & Development — 3.5%
KWG Property Holding, Ltd.	3,995,500	$3,001,873
SOHO China, Ltd.	3,702,500	1,995,255

		$4,997,128

Total China (identified cost $33,737,706)		$50,864,962

Hong Kong — 3.6%

Commercial Banks — 1.6%
Dah Sing Financial Group Ltd.(1)	377,600	$2,254,201

		$2,254,201

Media — 1.1%
Pico Far East Holdings, Ltd.	8,212,000	$1,579,552

		$1,579,552

Security	Shares	Value
Real Estate Management & Development — 0.9%
K Wah International Holdings, Ltd.	3,594,000	$1,283,494

		$1,283,494

Textiles, Apparel & Luxury Goods — 0.0%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong (identified cost $7,570,469)		$5,117,247

India — 6.4%

Chemicals — 1.3%
United Phosphorus, Ltd.	562,040	$1,803,151

		$1,803,151

Consumer Finance — 1.4%
Shriram Transport Finance Co., Ltd.	208,250	$1,893,533

		$1,893,533

Electrical Equipment — 1.0%
Crompton Greaves, Ltd.	163,920	$1,394,582

		$1,394,582

Real Estate Management & Development — 1.0%
Housing Development & Infrastructure, Ltd.(1)	172,870	$1,200,695
Indiabulls Real Estate, Ltd.(1)	58,946	261,666

		$1,462,361

Software — 1.7%
Geodesic, Ltd.	328,590	$705,584
ICSA (India), Ltd.	497,441	1,745,760

		$2,451,344

Total India (identified cost $6,104,827)		$9,004,971

Indonesia — 7.2%

Commercial Banks — 0.1%
PT Bank Tabungan Pensiunan Nasional Tbk(1)	454,500	$156,358

		$156,358

Construction Materials — 1.2%
PT Semen Gresik (Persero) Tbk	2,222,500	$1,720,021

		$1,720,021

Multiline Retail — 1.0%
PT Ramayana Lestari Sentosa Tbk	22,774,000	$1,375,334

		$1,375,334

Oil, Gas & Consumable Fuels — 2.5%
PT Indo Tambangraya Megah Tbk	1,142,500	$3,477,506

		$3,477,506

Real Estate Management & Development — 0.6%
PT Ciputra Property Tbk(1)	30,306,000	$851,865

		$851,865

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
PT Delta Dunia Makmur Tbk(1)	4,868,000	$788,835

		$788,835

Trading Companies & Distributors — 1.2%
PT AKR Corporindo Tbk	14,089,500	$1,717,613

		$1,717,613

Total Indonesia (identified cost $6,483,476)		$10,087,532

Malaysia — 2.6%

Construction & Engineering — 2.6%
Dialog Group Bhd	9,001,100	$3,693,940

Total Malaysia (identified cost $3,269,015)		$3,693,940

Singapore — 24.6%

Construction & Engineering — 1.5%
PEC, Ltd.(1)	4,088,000	$2,052,861

		$2,052,861

Electronic Equipment, Instruments & Components — 2.3%
Venture Corp., Ltd.	539,000	$3,193,940

		$3,193,940

Energy Equipment & Services — 9.3%
CH Offshore, Ltd.	3,557,000	$1,672,530
Ezion Holdings, Ltd.	10,848,000	5,927,311
Ezra Holdings, Ltd.(1)	2,897,000	4,344,644
Hiap Seng Engineering, Ltd.	2,587,000	1,172,223

		$13,116,708

IT Services — 1.5%
CSE Global, Ltd.	3,990,000	$2,193,604

		$2,193,604

Oil, Gas & Consumable Fuels — 2.5%
Straits Asia Resources, Ltd.	2,183,000	$3,494,379

		$3,494,379

Real Estate Investment Trusts (REITs) — 4.5%
CDL Hospitality Trusts	4,660,000	$5,023,419
Frasers Centrepoint Trust	1,502,000	1,347,812

		$6,371,231

Real Estate Management & Development — 0.5%
Wheelock Properties (Singapore), Ltd.	546,000	$687,921

		$687,921

Transportation Infrastructure — 2.5%
Singapore Airport Terminal Services, Ltd.	1,941,000	$3,578,817

		$3,578,817

Total Singapore (identified cost $25,708,510)		$34,689,461

Security	Shares	Value
South Korea — 1.8%

Media — 1.8%
Woongjin Thinkbig Co., Ltd.	130,010	$2,521,781

		$2,521,781

Total South Korea (identified cost $2,168,843)		$2,521,781

Taiwan — 14.5%

Capital Markets — 0.4%
Polaris Securities Co., Ltd.(1)	1,153,000	$613,171

		$613,171

Chemicals — 1.8%
Taiwan Fertilizer Co., Ltd.	792,000	$2,543,302

		$2,543,302

Commercial Banks — 0.9%
SinoPac Financial Holdings Co., Ltd.(1)	3,542,000	$1,256,824

		$1,256,824

Computers & Peripherals — 1.3%
Simplo Technology Co., Ltd.	342,100	$1,823,619

		$1,823,619

Diversified Financial Services — 0.5%
Financial One Corp.(1)	2,391,000	$754,107

		$754,107

Real Estate Management & Development — 3.3%
Huaku Development Co., Ltd.	860,000	$2,148,294
Hung Poo Real Estate Development Corp.	1,633,000	2,505,447

		$4,653,741

Semiconductors & Semiconductor Equipment — 1.8%
Greatek Electronics, Inc.	2,606,320	$2,508,523

		$2,508,523

Textiles, Apparel & Luxury Goods — 4.5%
Ruentex Industries, Ltd.(1)	3,761,000	$6,300,831

		$6,300,831

Total Taiwan (identified cost $16,075,050)		$20,454,118

Thailand — 1.0%

Insurance — 1.0%
Bangkok Life Assurance PCL NVDR	3,028,700	$1,348,316

		$1,348,316

Total Thailand (identified cost $1,405,050)		$1,348,316

Total Common Stocks (identified cost $102,522,946)		$137,782,328

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/09	$3,062	$3,062,300

Total Short-Term Investments (identified cost $3,062,300)		$3,062,300

Total Investments — 100.0% (identified cost $105,585,246)		$140,844,628

Other Assets, Less Liabilities — 0.00%		$46,500

Net Assets — 100.0%		$140,891,128

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.
NVDR	-	Non-Voting Depositary Receipt

(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,273,298

Gross unrealized appreciation	$36,809,029
Gross unrealized depreciation	(5,237,699)

Net unrealized appreciation	$31,571,330

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$—	$12,566,332		$0	$12,566,332
Consumer Staples	—	4,834,094		—	4,834,094
Energy	—	20,088,594		—	20,088,594
Financials	1,348,316	30,265,678		—	31,613,994
Health Care	—	1,612,802		—	1,612,802
Industrials	—	31,688,052		—	31,688,052
Information Technology	1,949,365	22,056,499		—	24,005,864
Materials	—	11,372,596		—	11,372,596

Total Common Stocks	$3,297,681	$134,484,647	*	$0	$137,782,328
Short-Term Investments	—	3,062,300		—	3,062,300

Total Investments	$3,297,681	$137,546,947		$0	$140,844,628

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of August 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of November 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of November 30, 2009	$0

All Level 3 investments held at November 30, 2009 and August 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George

Hon. Robert Lloyd George
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010